Annual Total Returns - Fidelity® New York Municipal Money Market Fund [BarChart] - 01.31 Fidelity New York Municipal Money Market Funds Retail Combo PRO-09 - Fidelity® New York Municipal Money Market Fund - Fidelity New York Municipal Money Market Fund-Default
Apr. 01, 2021
Bar Chart Table:
Annual Return 2011	0.01%
Annual Return 2012	0.01%
Annual Return 2013	0.01%
Annual Return 2014	0.01%
Annual Return 2015	0.01%
Annual Return 2016	0.10%
Annual Return 2017	0.47%
Annual Return 2018	1.07%
Annual Return 2019	1.07%
Annual Return 2020	0.36%